UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                             FORM 13F COVER PAGE

            REPORT FOR THE CALENDAR QUARTER ENDED September 30, 2012

                          Check here if Amendment [ ]
                        This Amendment (check only one)
                             [ ] is a restatement
                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	              Minerva Advisors LLC
Address:              50 Monument Rd., Suite 201, Bala Cynwyd, PA 19004
Form 13F File Number: 28-14665

===============================================================================
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Beth N. Lowson
Title: Attorney-In-Fact for David P. Cohen, President
       of Minerva Advisors LLC
Phone: (914) 220-1919 for Beth N. Lowson or (484) 434-2258 for David P. Cohen


Signature, Place, and Date of Signing:

Minerva Advisors LLC
  By: Mr. David P. Cohen, President
      By: /s/ Beth N. Lowson
	  Beth N. Lowson
	  White Plains, New York
	  November 12, 2012

Report Type (Check only one):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 	13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Managers: 0
Form 13F Information Table Entry Total: 147
Form 13F Information Table Value Total: 127,181 (thousands)

List of Other Included Managers:

No.	Name					Form 13F File Number

-----------------------------------------------------------------------------------------------------------------------------------

                       FORM 13F INFORMATION TABLE
COLUMN:   1                  2          3          4                 5                6               7                 8
-----------------------  ---------  ----------  --------  ---------------------  -------------   ----------  -----------------------
                          TITLE OF               VALUE    SHARES OR  SH/   PUT/   INVSTMT         OTHER          VOTING AUTHORITY
    NAME OF ISSUER        CLASS       CUSIP     (x$1000)  PRN AMT    PRN   CALL   DSCRTN          MANAGERS     SOLE    SHARED   NONE
                                                                                  <F1>                         <F1>
-----------------------  ---------  ----------  --------  ---------  ----  ----  --------------  ----------  -------  -------  -----
AEHR TEST SYSTEMS        COM        00760J108   20        18100      SH          SHARED-OTHER    N/A                  18100
AEHR TEST SYSTEMS        COM        00760J108   44        40602      SH          SOLE            N/A         40602
AEROSONIC CORP DEL       COM PAR    008015307   362       115600     SH          SHARED-OTHER    N/A                  115600
                         $0.40
AEROSONIC CORP DEL       COM PAR    008015307   558       178178     SH          SOLE            N/A         178178
                         $0.40
AH BELO CORP             COM CL A   001282102   1535      317788     SH          SHARED-OTHER    N/A                  317788
AH BELO CORP             COM CL A   001282102   2174      450180     SH          SOLE            N/A         450180
ALLIANCE FIBER OPTIC     COM NEW    018680306   268       29760      SH          SHARED-OTHER    N/A                  29760
PRODS I
ALLIANCE FIBER OPTIC     COM NEW    018680306   59        6600       SH          SOLE            N/A         6600
PRODS I
AMERISERV FINANC INC     COM        03074A102   113       38000      SH          SHARED-OTHER    N/A                  38000
AMERISERV FINANC INC     COM        03074A102   42        14200      SH          SOLE            N/A         14200
AMPCO PITTSBURGH CORP    COM        032037103   653       35400      SH          SHARED-OTHER    N/A                  35400
AMPCO PITTSBURGH CORP    COM        032037103   434       23500      SH          SOLE            N/A         23500
APCO OIL & GAS INTL      SHS        G0471F109   583       36234      SH          SHARED-OTHER    N/A                  36234
APCO OIL & GAS INTL      SHS        G0471F109   733       45560      SH          SOLE            N/A         45560
ARGAN INC                COM        04010E109   313       17943      SH          SHARED-OTHER    N/A                  17943
ARGAN INC                COM        04010E109   454       26018      SH          SOLE            N/A         26018
ASML HOLDINGS            NY REG SHS N07059186   1169      21770      SH          SHARED-OTHER    N/A                  21770
ASML HOLDINGS            NY REG SHS N07059186   82        1528       SH          SOLE            N/A         1528
ASTRONICS CORP           COM        046433108   1738      56422      SH          SHARED-OTHER    N/A                  56422
ASTRONICS CORP           COM        046433108   2659      86331      SH          SOLE            N/A         86331
ATRION CORP              COM        049904105   410       1850       SH          SHARED-OTHER    N/A                  1850
ATRION CORP              COM        049904105   1438      6492       SH          SOLE            N/A         6492
BARCLAYS BK PLC          IPTH S&P   06740C261   180       20000      SH          SOLE            N/A         20000
                         VIX NEW
BCSB BANCORP INC         COM        055367106   51        3710       SH          SHARED-OTHER    N/A                  3710
BCSB BANCORP INC         COM        055367106   170       12396      SH          SOLE            N/A         12396
BELO CORP                COM SER A  080555105   1594      203600     SH          SHARED-OTHER    N/A                  203600
BELO CORP                COM SER A  080555105   2192      279900     SH          SOLE            N/A         279900
BENEFICIAL MUTUAL        COM        08173R104   238       24916      SH          SOLE            N/A         24916
BANCORP IN
BREEZE EASTERN CORP      COM        106764103   96        13000      SH          SHARED-OTHER    N/A                  13000
CAMDEN NATIONAL CORP     COM        133034108   2810      75851      SH          SHARED-OTHER    N/A                  75851
CAMDEN NATIONAL CORP     COM        133034108   1488      40185      SH          SOLE            N/A         40185
CAPITAL SR LIVING CORP   COM        140475104   506       34994      SH          SHARED-OTHER    N/A                  34994
CAPITAL SR LIVING CORP   COM        140475104   776       53598      SH          SOLE            N/A         53598
CENTURY BANCORP INC      CL A       156432106   844       26450      SH          SHARED-OTHER    N/A                  26450
MASS                     NON VTG
CENTURY BANCORP INC      CL A       156432106   308       9663       SH          SOLE            N/A         9663
MASS                     NON VTG
CFS BANCORP INC          COM        12525D102   48        8700       SH          SHARED-OTHER    N/A                  8700
CFS BANCORP INC          COM        12525D102   53        9700       SH          SOLE            N/A         9700
CHASE CORP               COM        16150R104   4592      249988     SH          SHARED-OTHER    N/A                  249988
CHASE CORP               COM        16150R104   3495      190274     SH          SOLE            N/A         190274
CHARTER FINL CORP WEST   COM        16122M100   410       42000      SH          SHARED-OTHER    N/A                  42000
PT GA
CHARTER FINL CORP WEST   COM        16122M100   712       73000      SH          SOLE            N/A         73000
PT GA
CIMATRON LTD             ORD        M23798107   205       54418      SH          SHARED-OTHER    N/A                  54418
CIMATRON LTD             ORD        M23798107   536       142256     SH          SOLE            N/A         142256
CITIZENS & NORTHERN      COM        172922106   322       16400      SH          SHARED-OTHER    N/A                  16400
CORP
CITIZENS & NORTHERN      COM        172922106   520       26500      SH          SOLE            N/A         26500
CORP
CMS BANCORP INC          COM        12600U102   62        7800       SH          SHARED-OTHER    N/A                  7800
CMS BANCORP INC          COM        12600U102   96        11975      SH          SOLE            N/A         11975
COMMUNITY BANK SYS INC   COM        203607106   393       13938      SH          SHARED-OTHER    N/A                  13938
DAWSON GEOPHYSICAL CO    COM        239359102   810       32071      SH          SHARED-OTHER    N/A                  32071
DAWSON GEOPHYSICAL CO    COM        239359102   692       27387      SH          SOLE            N/A         27387
DELUXE CORP              COM        248019101   1100      36000      SH          SHARED-OTHER    N/A                  36000
DELUXE CORP              COM        248019101   269       8800       SH          SOLE            N/A         8800
DONEGAL GROUP INC        CL B       257701300   215       11940      SH          SHARED-OTHER    N/A                  11940
DONEGAL GROUP INC        CL B       257701300   189       10487      SH          SOLE            N/A         10487
DONEGAL GROUP INC        CL A       257701201   335       23882      SH          SHARED-OTHER    N/A                  23882
DONEGAL GROUP INC        CL A       257701201   18        1261       SH          SOLE            N/A         1261
DORMAN PRODUCTS INC      COM        258278100   3252      103210     SH          SHARED-OTHER    N/A                  103210
DORMAN PRODUCTS INC      COM        258278100   1503      47710      SH          SOLE            N/A         47710
EAGLE BANCORP MONT INC   COM        26942G100   91        8400       SH          SHARED-OTHER    N/A                  8400
EAGLE BANCORP MONT INC   COM        26942G100   185       17018      SH          SOLE            N/A         17018
EASTERN CO               COM        276317104   1135      60564      SH          SHARED-OTHER    N/A                  60564
EASTERN CO               COM        276317104   1027      54809      SH          SOLE            N/A         54809
ECOLOGY & ENVRNMT INC    CL A       278878103   343       27704      SH          SHARED-OTHER    N/A                  27704
ECOLOGY & ENVRNMT INC    CL A       278878103   519       41891      SH          SOLE            N/A         41891
EDAC TECHNOLOGIES CORP   COM        279285100   746       52818      SH          SHARED-OTHER    N/A                  52818
EDAC TECHNOLOGIES CORP   COM        279285100   1925      136232     SH          SOLE            N/A         136232
EMCLAIRE FINANCIAL       COM        290828102   288       12824      SH          SHARED-OTHER    N/A                  12824
EMCLAIRE FINANCIAL       COM        290828102   57        2535       SH          SOLE            N/A         2535
ESCALADE INC             COM        296056104   1039      194979     SH          SHARED-OTHER    N/A                  194979
ESCALADE INC             COM        296056104   652       122292     SH          SOLE            N/A         122292
FOSTER LB CO             COM        350060109   2737      84643      SH          SHARED-OTHER    N/A                  84643
FOSTER LB CO             COM        350060109   695       21489      SH          SOLE            N/A         21489
FOX CHASE BANCORP        COM        35137T108   167       10692      SH          SOLE            N/A         10692
INC NEW
GIGA TRONICS INC         COM        375175106   22        13069      SH          SOLE            N/A         13069
GLOBAL POWER EQUIP GP I  COM PAR    37941P306   3200      173047     SH          SHARED-OTHER    N/A                  173047
                         $0.01
GLOBAL POWER EQUIP GP I  COM PAR    37941P306   5364      290099     SH          SOLE            N/A         290099
                         $0.01
GLOBECOMM SYSTEMS INC    COM        37956X103   2357      211400     SH          SHARED-OTHER    N/A                  211400
GLOBECOMM SYSTEMS INC    COM        37956X103   2216      198703     SH          SOLE            N/A         198703
GREAT LAKES DREDGE       COM        390607109   1555      201900     SH          SHARED-OTHER    N/A                  201900
& DOCK CO
GREAT LAKES DREDGE       COM        390607109   1707      221707     SH          SOLE            N/A         221707
& DOCK CO
INFUSYSTEM HLDGS INC     COM        45685K102   1289      732200     SH          SHARED-OTHER    N/A                  732200
INFUSYSTEM HLDGS INC     COM        45685K102   2001      1136762    SH          SOLE            N/A         1136762
INVESTORS BANCORP INC    COM        46146P102   219       12000      SH          SOLE            N/A         12000
JACKSONVILLE BANCORP     COM        46924R106   193       11703      SH          SHARED-OTHER    N/A                  11703
INC MD
JACKSONVILLE BANCORP     COM        46924R106   321       19442      SH          SOLE            N/A         19442
INC MD
JOURNAL COMMUNIC INC     CL A       481130102   1247      239840     SH          SHARED-OTHER    N/A                  239840
JOURNAL COMMUNIC INC     CL A       481130102   1546      297237     SH          SOLE            N/A         297237
KAPSTONE PAPER           COM        48562P103   6245      278914     SH          SHARED-OTHER    N/A                  278914
& PACKAGING CORP
KAPSTONE PAPER           COM        48562P103   9664      431626     SH          SOLE            N/A         431626
& PACKAGING CORP
KIMCO RLTY CORP          COM        49446R109   428       22500      SH          SHARED-OTHER    N/A                  22500
KOSS CORP                COM        500692108   114       22800      SH          SHARED-OTHER    N/A                  22800
KOSS CORP                COM        500692108   83        16575      SH          SOLE            N/A         16575
LIN TV CORP              CL A       532774106   24        5406       SH          SHARED-OTHER    N/A                  5406
LIN TV CORP              CL A       532774106   435       98770      SH          SOLE            N/A         98770
MER TELEMANAGEMENT       SHS        M69676126   86        33751      SH          SHARED-OTHER    N/A                  33751
SOLUTIONS
MER TELEMANAGEMENT       SHS        M69676126   56        22100      SH          SOLE            N/A         22100
SOLUTIONS
MOD-PAC CORP             COM        607495108   304       67926      SH          SHARED-OTHER    N/A                  67926
MOD-PAC CORP             COM        607495108   418       93240      SH          SOLE            N/A         93240
MOLYCORP INC DEL         COM        608753109   179       15593      SH          SHARED-OTHER    N/A                  15593
MOLYCORP INC DEL         COM        608753109   179       15541      SH          SOLE            N/A         15541
MUTUALFIRST FINL INC     COM        62845B104   289       25260      SH          SHARED-OTHER    N/A                  25260
MUTUALFIRST FINL INC     COM        62845B104   65        5666       SH          SOLE            N/A         5666
NORTHWEST BANCSHARES     COM        667340103   550       45000      SH          SHARED-OTHER    N/A                  45000
NORTHWEST BANCSHARES     COM        667340103   350       28625      SH          SOLE            N/A         28625
NORWOOD FINANCIAL CORP   COM        669549107   164       5431       SH          SHARED-OTHER    N/A                  5431
NORWOOD FINANCIAL CORP   COM        669549107   241       7968       SH          SOLE            N/A         7968
OBA FINANCIAL SVCS INC   COM        67424G101   155       10200      SH          SHARED-OTHER    N/A                  10200
OBA FINANCIAL SVCS INC   COM        67424G101   382       25200      SH          SOLE            N/A         25200
OCONEE FED FINL CORP     COM        675607105   180       11451      SH          SHARED-OTHER    N/A                  11451
OCONEE FED FINL CORP     COM        675607105   180       11451      SH          SOLE            N/A         11451
ONVIA INC                COM NEW    68338T403   516       137200     SH          SHARED-OTHER    N/A                  137200
ONVIA INC                COM NEW    68338T403   998       265353     SH          SOLE            N/A         265353
PATHFINDER BANCORP INC   COM        70320A103   328       30815      SH          SHARED-OTHER    N/A                  30815
PATHFINDER BANCORP INC   COM        70320A103   657       61679      SH          SOLE            N/A         61679
PEOPLES UNITED           COM        712704105   176       14518      SH          SOLE            N/A         14518
PMFG INC                 COM        69345P103   2491      307873     SH          SHARED-OTHER    N/A                  307873
PMFG INC                 COM        69345P103   2813      347734     SH          SOLE            N/A         347734
PROASSURANCE CORP        COM        74267C106   870       9622       SH          SHARED-OTHER    N/A                  9622
PROASSURANCE CORP        COM        74267C106   412       4557       SH          SOLE            N/A         4557
PROV & WOR RAILRD CO     COM        743737108   341       25500      SH          SHARED-OTHER    N/A                  25500
PROV & WOR RAILRD CO     COM        743737108   20        1500       SH          SOLE            N/A         1500
ROMA FINANCIAL CORP      COM        77581P109   100       11200      SH          SHARED-OTHER    N/A                  11200
ROMA FINANCIAL CORP      COM        77581P109   159       17869      SH          SOLE            N/A         17869
SCRIPPS EW CO OHIO       CL A NEW   811054402   1274      119633     SH          SHARED-OTHER    N/A                  119633
SCRIPPS EW CO OHIO       CL A NEW   811054402   1924      180631     SH          SOLE            N/A         180631
SEARCHMEDIA HLDGS LTD    SHS        G8005Y106   38        24600      SH          SHARED-OTHER    N/A                  24600
SEARCHMEDIA HLDGS LTD    SHS        G8005Y106   8         5200       SH          SOLE            N/A         5200
SEARCHMEDIA HLDGS LTD    W EXP      G8005Y114   1         25000      SH          SHARED-OTHER    N/A                  25000
                         11/19/11
SUPERIOR UNIF GRP INC    COM        868358102   174       14500      SH          SHARED-OTHER    N/A                  14500
SUPERIOR UNIF GRP INC    COM        868358102   12        1000       SH          SOLE            N/A         1000
SUSQUEHANNA BANCSHARES   COM        869099101   123       11808      SH          SHARED-OTHER    N/A                  11808
INC P
TECHE HOLDING CO         COM        878330109   559       13800      SH          SHARED-OTHER    N/A                  13800
TECHE HOLDING CO         COM        878330109   344       8500       SH          SOLE            N/A         8500
TF FINANCIAL CORP        COM        872391107   877       36855      SH          SHARED-OTHER    N/A                  36855
TF FINANCIAL CORP        COM        872391107   430       18082      SH          SOLE            N/A         18082
UNITED ONLINE INC        COM        911268100   28        5000       SH          SHARED-OTHER    N/A                  5000
UNITED ONLINE INC        COM        911268100   72        13000      SH          SOLE            N/A         13000
UNIVERSAL STAINLESS      COM        913837100   1036      27900      SH          SHARED-OTHER    N/A                  27900
& ALLOY
UNIVERSAL STAINLESS      COM        913837100   67        1800       SH          SOLE            N/A         1800
& ALLOY
US LIME & MINERAL        COM        911922102   2782      57709      SH          SHARED-OTHER    N/A                  57709
US LIME & MINERAL        COM        911922102   2047      42464      SH          SOLE            N/A         42464
VIRCO MANUFACTURING CO   COM        927651109   856       361248     SH          SHARED-OTHER    N/A                  361248
VIRCO MANUFACTURING CO   COM        927651109   1124      474391     SH          SOLE            N/A         474391
WPX ENERGY INC           COM        98212B103   337       20300      SH          SHARED-OTHER    N/A                  20300
WPX ENERGY INC           COM        98212B103   622       37500      SH          SOLE            N/A         37500
YADKIN VLLY FNCL CORP    COM        984314104   17        5064       SH          SHARED-OTHER    N/A                  5064
YADKIN VLLY FNCL CORP    COM        984314104   17        5160       SH          SOLE            N/A         5160

<F1>
Shares reported as "Sole" under Column 6 "Investment Discretion" and Column 8 "Voting Authority"
are held by Minerva Group, LP, a private fund managed by Minerva Advisors LLC. Shares reported as
"Shared-Other" under Column 6 and "Shared" under Column 8 relate to managed accounts for which
Minerva Advisors LLC is the investment advisor.

==============================================================================

                               POWER OF ATTORNEY


The undersigned does hereby constitute and appoint Stephen J. Nelson, Mary
Anne Mayo, Scott M. Dubowsky, Sean W. McDowell, Beth N. Lowson and Anne Mulcahy, each of The Nelson Law Firm, LLC, One North Broadway, Suite 712, White Plains, NY 10601, signing singly, with full power of substitution, as the true and lawful attorney of the undersigned, and authorizes and designates each of them to sign on behalf of the undersigned, and to file filings and any amendments thereto made by or on behalf of the undersigned in respect of the beneficial ownership of equity securities held by the undersigned, directly, indirectly or beneficially, pursuant to Sections 13(d), 13(f), 13(g) and 16 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder. The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Sections 13(d), 13(f), 13(g) or 16 of the Exchange Act.

This Power of Attorney shall remain in full force and effect until withdrawn by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.

IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 9th day of February, 2012.

						By: /s/ David P. Cohen
						   David P. Cohen